Common Stock Warrants - Additional Information (Details)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants issued	0
Warrants exercised	0
Warrants expired	0
Public Warrants
Class of Warrant or Right [Line Items]
Redemption price per public warrant | $ / shares	$ 0.01
Stock price trigger for redemption of public warrants | $ / shares	$ 18
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Notice period	3 days